BUSINESSES HELD FOR SALE AND DISCONTINUED OPERATIONS (Details) $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 28, 2025 USD ($)	Dec. 28, 2025 CAD ($)	Dec. 28, 2025 GBP (£)	Dec. 28, 2025 EUR (€)	Dec. 28, 2025 AUD ($)	Dec. 28, 2025 MXN ($)	Dec. 28, 2025 CNY (¥)	Dec. 28, 2025 BDT (৳)	Dec. 29, 2024 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale	$ 959,313								$ 0
Liabilities held for sale	380,923								0
Net sales	3,619,236								3,270,590
Cost of sales	2,489,369								2,266,911
Gross profit	1,129,867								1,003,679
Selling, general and administrative expenses	389,351								390,769
Operating income	619,938								618,239
Earnings before income taxes	471,192	$ (2.1)	£ (0.1)	€ (1.2)	$ (0.4)	$ (0.2)	¥ (0.1)	৳ (0.7)	514,085
Discontinued operations	4,944								0
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net sales	69,933								0
Cost of sales	38,276								0
Gross profit	31,657								0
Selling, general and administrative expenses	24,429								0
Operating income	7,228								0
Other expenses	30								0
Financial expenses, net	3,144								0
Earnings before income taxes	4,054								0
Income tax recovery	(890)								0
Discontinued operations	4,944								0
HanesBrands Australia
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale	906,236								0
Liabilities held for sale	309,262								0
Champion Japan
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale	53,077								0
Liabilities held for sale	$ 71,661								$ 0